Summary of Significant Accounting Policies - Schedule of Concentration of Risks (Details)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Supplier Concentration Risk [Member] | Supplier D [Member] | Purchase [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	83.70%
Supplier Concentration Risk [Member] | Supplier D [Member] | Account Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	89.50%
Supplier Concentration Risk [Member] | Supplier A [Member] | Purchase [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage		[1]	37.50%		11.60%
Supplier Concentration Risk [Member] | Supplier A [Member] | Account Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage		[2]	13.70%
Supplier Concentration Risk [Member] | Supplier E [Member] | Purchase [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage				[1]	22.40%
Supplier Concentration Risk [Member] | Supplier F [Member] | Purchase [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage		[1]		[1]	13.20%
Supplier Concentration Risk [Member] | Supplier G [Member] | Purchase [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage				[1]	12.40%
Supplier Concentration Risk [Member] | Supplier B [Member] | Account Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage			49.50%
Supplier Concentration Risk [Member] | Supplier C [Member] | Account Payable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage		[2]	10.30%
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage		[3]	31.90%		31.00%
Customer Concentration Risk [Member] | Customer A [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	15.60%			[4]
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	31.70%		22.80%		40.00%
Customer Concentration Risk [Member] | Customer B [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	30.50%		49.40%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	13.40%			[3]		[3]
Customer Concentration Risk [Member] | Customer D [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage	16.00%		22.80%
Customer Concentration Risk [Member] | Customer E [Member] | Accounts Receivable [Member]
Schedule of Concentration of Risks [Line Items]
Concentration risks, percentage		[4]	15.40%

[1]	Represents less than 10% of purchase for the year ended December 31, 2025, and 2024.
[2]	Represents less than 10% of accounts payable balances as of December 31, 2025, and 2024.
[3]	Represents less than 10% of revenue for the year ended December 31, 2025, and 2024, respectively.
[4]	Represents less than 10% of accounts receivable balances as of December 31, 2025, and 2024, respectively.